                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM 10-D

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                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

    For the monthly distribution period from March 1, 2006 to March 31, 2006

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                                  333-132320-01
                   (COMMISSION FILE NUMBER OF ISSUING ENTITY)
                    HONDA AUTO RECEIVABLES 2006-1 OWNER TRUST
             (EXACT NAME OF ISSUING ENTITY SPECIFIED IN ITS CHARTER)

                                   333-132320
                      (COMMISSION FILE NUMBER OF DEPOSITOR)
                        AMERICAN HONDA RECEIVABLES CORP.
              (EXACT NAME OF DEPOSITOR AS SPECIFIED IN ITS CHARTER)

                       AMERICAN HONDA FINANCE CORPORATION
               (EXACT NAME OF SPONSOR AS SPECIFIED IN ITS CHARTER)

                    DELAWARE                                           20-6860465
(STATE OR OTHER JURISDICTION OF ORGANIZATION              (I.R.S EMPLOYER IDENTIFICATION NO.)
             OF THE ISSUING ENTITY)

     C/O AMERICAN HONDA RECEIVABLES CORP.
             20800 MADRONA AVENUE
                 TORRANCE, CA                                             90503
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES OF THE                         (ZIP CODE)
                ISSUING ENTITY)

                                 (310) 972-2511
                     (TELEPHONE NUMBER, INCLUDING AREA CODE)

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                                                                                     Name of exchange
Title of Class               Registered/reporting pursuant to (check one)            (If Section 12(b))
                       Section 12(b)         Section 12(g)        Section 15(d)

  Class A-1                [___]                 [___]                [ X ]                 [___]
  Class A-2                [___]                 [___]                [ X ]                 [___]
  Class A-3                [___]                 [___]                [ X ]                 [___]
  Class A-4                [___]                 [___]                [ X ]                 [___]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days. Yes  X    No
                                       ---      ---

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PART I - DISTRIBUTION INFORMATION

ITEM 1. DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Honda Auto Receivables 2006-1 Owner Trust is set
forth in the Servicer's Certificate and Monthly Servicer Report for the April
18, 2006 distribution date, attached as Exhibit 99.1.

PART II - OTHER INFORMATION

ITEM 9. EXHIBITS.

Exhibit 99.1 - Servicer's Certificate and Monthly Servicer Report

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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

                            HONDA AUTO RECEIVABLES 2006-1 OWNER TRUST

                            BY: AMERICAN HONDA FINANCE CORPORATION, AS SERVICER

                            By: /s/ Paul C. Honda
                                ------------------------------------------------
                                Paul C. Honda
Date: April 28, 2006            Assistant Vice President, Assistant Secretary

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EXHIBIT INDEX

EXHIBIT    DESCRIPTION
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99.1       Servicer's Certificate and Monthly Servicer Report for April 18, 2006
           distribution date

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